Document and Entity Information	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001517228
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	3642 E
Entity Address, Address Line Two	US Highway 70
Entity Address, City or Town	Claremont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28610
City Area Code	(828)
Local Phone Number	459-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false